Consolidated Balance Sheets - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash
Other noncurrent assets:
Total assets		0	0
Current liabilities:
Accounts payable		52,837	65,740
Convertible notes payable, current portion		125,000	125,000
Derivative liability, current portion		295,800	19,700
Due to related party		7,990
Total current liabilities		481,627	210,440
Long-term liabilities:
Total liabilities		481,627	210,440
Stockholders' deficit
Preferred stock, value		1,000	1,000
Common stock, value		3,947,677	3,947,677
Additional paid-in capital		1,286,802	1,286,802
Additional paid-in capital - stock subscription
Accumulated deficit		(5,717,106)	(5,445,919)
Total stockholders' deficit		(481,627)	(210,440)
Total liabilities and stockholders' deficit		0	0
LandStar Inc. and Subsidiaries [Member]
Current assets:
Cash	$ 17,555
Prepaid expenses and other current assets	2,662
Total current assets	20,217
Other noncurrent assets:
Intellectual property	46,800
Deposits	50,000
Total assets	117,017	0
Current liabilities:
Accounts payable	404,342	52,837
Accrued consulting expense	78,500
Convertible notes payable, current portion	100,000	125,000
Derivative liability, current portion	3,088,000	295,800
Due to related party	315,409	7,990
Common stock issuable	2,440,000
Total current liabilities	6,426,252	481,627
Long-term liabilities:
Convertible notes payable, net of current portion and unamortized discount of $829,680 as of September 30, 2018
Derivative liability, net of current portion	1,205,500
Total liabilities	7,631,752	481,627
Stockholders' deficit
Preferred stock, value	1,000	1,000
Common stock, value	4,447,677	3,947,677
Additional paid-in capital		1,286,802
Additional paid-in capital - stock subscription	1,607,322
Accumulated deficit	(13,570,734)	(5,717,106)
Total stockholders' deficit	(7,514,735)	(481,627)
Total liabilities and stockholders' deficit	$ 117,017	$ 0